Movement in Allowance for credit losses (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Allowance for credit losses
Balance as of January 1	¥ 3,517	$ 503	¥ 3,176	¥ 2,554
Amounts charged to expenses	1,713	245	404	669
Amounts written off	(229)	(33)	(63)	(47)
Balance as of December 31	¥ 5,001	$ 715	¥ 3,517	¥ 3,176